APPENDIX I

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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1.	Name and address of issuer: Forum Funds Three Canal Plaza, Suite 600 Portland, Maine 04101
2.

The name of each series or class of funds for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):                             ☐

Brown Advisory Growth Equity Fund

Brown Advisory Value Equity Fund

Brown Advisory Flexible Value Fund

Brown Advisory Intermediate Income Fund

Brown Advisory Small-Cap Growth Fund

Brown Advisory Small-Cap Value Fund

Brown Advisory Small-Cap Fundamental Value Fund

Brown Advisory Opportunity Fund

Brown Advisory Core International Fund

Brown Advisory Maryland Bond Fund

3.	Investment Company Act File Number: 811-03023
Securities Act File Number: 2-67052
4(a).	Last day of the fiscal year for which this notice is filed: May 31, 2009
4(b).	☐ Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)
Note: If the form is being filed late, Interest must be paid on the registration fee due.
4(c).	☐ Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):			$468,794,561

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$404,745,948

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission.	$0

	(iv)	Total available redemption credits [Add items 5(ii) and 5(iii)]:		–	$404,745,948

	(v)	Net Sales - If item 5(i) is greater than item 5(iv) [subtract Item 5(iv) from Item 5(i)]			$64,048,613

	(vi)	Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$0

	(vii)	Multiplier for determining registration fee (See Instruction C.9):			0.00005580

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)]: (enter “0” if no fee is due):		=	$3,574

6.	Prepaid shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of recision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: Not applicable. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: Not applicable.

7.	Interest due. — if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
					$0.00

8.	Total of amount of the registration fee due plus any interest due [Line 5(viii) plus line 7].
					$3,574

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: August 14, 2009
		Method of Delivery:
		☒ Wire Transfer
		☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Karen Shaw
Karen Shaw Treasurer

Date August 5, 2009

*	Please print the name and title of the signing officer below the signature.